Schedule of Investments
March 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–107.22%
Collateralized Mortgage Obligations–3.94%
Fannie Mae Grantor Trust, Series 1999-T2, Class A1, 7.50%, 01/19/2039(a)	$73,574	$75,554
Fannie Mae Interest STRIPS,
IO, 7.00%, 02/25/2028(b)	42,343	1,647
6.50%, 04/25/2029 to 02/25/2033(b)	530,829	55,995
8.00%, 05/25/2030(b)	121,767	12,991
7.50%, 01/25/2032(b)	34,096	3,892
6.00%, 02/25/2033 to 09/25/2035(b)(d)	748,414	86,697
5.50%, 11/25/2033 to 06/25/2035(b)	368,892	47,386
PO, 0.00%, 09/25/2032(c)	20,254	18,616
Fannie Mae REMICs,
IO, 2.50%, 10/25/2026 to 08/25/2049(b)	17,542,005	2,331,953
8.00%, 08/18/2027 to 09/18/2027(b)	17,835	504
3.00%, 11/25/2027 to 02/25/2028(b)	268,796	3,804
6.50%, 10/25/2028 to 05/25/2033(b)	11,925	4,192
0.75%, 10/25/2031(b)	1,521	18
2.92% (6.70% - (30 Day Average SOFR + 0.11%)), 10/25/2031 to 05/25/2035(b)(e)	297,819	23,385
4.12% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(b)(e)	37,854	3,593
4.11% (7.90% - (30 Day Average SOFR + 0.11%)), 12/18/2031(b)(e)	19,087	889
4.17% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(b)(e)	25,803	2,121
4.21% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(b)(e)	58,602	5,499
4.32% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(b)(e)	79,911	7,511
3.22% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 08/25/2032(b)(e)	128,906	10,312
4.02% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(b)(e)	27,297	2,718
4.22% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(b)(e)	164,804	15,434
4.31% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(b)(e)	98,228	8,064
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
4.47% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(b)(e)	$148,683	$20,158
6.00%, 05/25/2033(b)	7,460	1,037
7.00%, 05/25/2033(b)	82,569	8,902
2.27% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(b)(e)	432,852	34,900
2.97% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(b)(e)	20,796	982
2.82% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(b)(e)	85,052	3,652
3.50%, 08/25/2035 to 08/25/2042(b)	917,083	93,804
4.00%, 04/25/2041 to 08/25/2047(b)	210,096	38,626
2.77% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(b)(e)	73,164	5,210
2.37% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(b)(e)	287,558	30,123
4.50%, 02/25/2043(b)	166,655	18,507
5.50%, 07/25/2046(b)	172,236	21,677
2.12% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(b)(e)	1,264,033	123,697
2.00%, 03/25/2051(b)	5,494,476	763,878
1.93%, 02/25/2056(d)	2,855,642	191,019
7.00%, 03/18/2027 to 09/25/2032	46,194	48,704
6.50%, 11/25/2029	26,945	27,300
4.78% (30 Day Average SOFR + 1.11%), 12/25/2031 to 12/25/2032(e)	167,079	168,823
4.79% (30 Day Average SOFR + 1.11%), 03/18/2032 to 12/18/2032(e)	146,703	148,179
4.28% (30 Day Average SOFR + 0.61%), 08/25/2032 to 06/25/2046(e)	582,282	579,235
4.29% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	16,146	16,143
4.18% (30 Day Average SOFR + 0.51%), 03/25/2033 to 03/25/2042(e)	120,361	119,374
4.12% (30 Day Average SOFR + 0.45%), 06/25/2035(e)	410,309	407,673
4.13% (30 Day Average SOFR + 0.46%), 08/25/2035 to 10/25/2035(e)	199,711	198,906
10.72% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	80,788	94,289
10.35% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	47,287	55,340
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
10.35% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	$44,915	$49,736
4.72% (30 Day Average SOFR + 1.05%), 06/25/2037(e)	443,334	448,344
4.23% (30 Day Average SOFR + 0.56%), 08/25/2037(e)	299,475	297,203
6.60%, 06/25/2039(a)	172,269	178,689
4.00%, 03/25/2041	237,272	226,309
3.00%, 07/25/2045	2,224,714	2,194,644
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K735, Class X1, IO, 0.96%, 05/25/2026(d)	9,578,578	5,522
Series K093, Class X1, IO, 0.94%, 05/25/2029(d)	12,093,544	294,706
Series Q004, Class AFL, 4.60%(12 mo. MTA Rate + 0.74%), 05/25/2044(e)	187,955	187,879
Freddie Mac REMICs,
IO, 3.00%, 07/15/2026 to 12/15/2027(b)	637,458	10,229
3.86% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026(b)(e)	70	0
2.50%, 09/15/2027 to 09/25/2048(b)	7,323,097	970,891
4.31% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(b)(e)	54,258	2,846
2.91% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(b)(e)	356,653	20,987
2.96% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(b)(e)	53,052	3,051
2.93% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(b)(e)	56,113	3,149
3.21% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(b)(e)	7,912	758
2.21% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(b)(e)	22,525	1,809
2.28% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(b)(e)	472,980	36,064
2.06%, 02/15/2039(d)	1,010,503	54,914
2.46% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(b)(e)	108,266	9,150
2.31% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(b)(e)	196,133	18,475
1.50%, 08/15/2027	2,334,368	2,300,219
6.95%, 03/15/2028	21,241	21,403
6.50%, 08/15/2028 to 03/15/2032	369,386	374,831
4.39% (30 Day Average SOFR + 0.71%), 01/15/2029 to 12/15/2032(e)	37,068	37,127
6.00%, 01/15/2029 to 04/15/2029	49,607	50,322
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
4.14% (30 Day Average SOFR + 0.46%), 02/15/2029(e)	$31,193	$31,137
4.68% (30 Day Average SOFR + 1.01%), 03/15/2029(e)	31,293	31,362
4.19% (30 Day Average SOFR + 0.51%), 06/15/2029 to 01/15/2033(e)	62,462	62,325
4.44% (30 Day Average SOFR + 0.76%), 07/15/2029(e)	7,635	7,647
8.00%, 03/15/2030	17,385	17,894
4.74% (30 Day Average SOFR + 1.06%), 08/15/2031(e)	38,846	39,184
4.29% (30 Day Average SOFR + 0.61%), 02/15/2032 to 03/15/2032(e)	117,806	117,755
4.79% (30 Day Average SOFR + 1.11%), 02/15/2032 to 03/15/2032(e)	79,127	79,937
4.34% (30 Day Average SOFR + 0.66%), 03/15/2032 to 10/15/2036(e)	345,977	344,732
3.50%, 05/15/2032	200,467	197,015
10.87% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(e)	13,090	15,258
4.09% (30 Day Average SOFR + 0.41%), 03/15/2036(e)	725,811	718,510
4.24% (30 Day Average SOFR + 0.56%), 07/15/2037(e)	48,633	48,311
4.00%, 06/15/2038	79,298	75,777
2.50%, 07/15/2038	555,247	524,939
4.30% (30 Day Average SOFR + 0.61%), 03/15/2042(e)	57,510	56,849
Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	1,953,201
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(b)	41,455	621
3.15%, 12/15/2027(d)	13,181	228
6.50%, 02/01/2028(b)	4,638	182
7.00%, 09/01/2029(b)	71,680	5,606
7.50%, 12/15/2029(b)	6,335	555
8.00%, 06/15/2031(b)	155,481	18,934
6.00%, 12/15/2032(b)	35,236	3,985
0.00%, 12/01/2031 to 03/01/2032(c)	100,216	91,662
4.29%(30 Day Average SOFR + 0.61%), 05/15/2036(e)	346,221	345,011
Freddie Mac Structured Pass-Through Ctfs., Series T-54, Class 2A, 6.50%, 02/25/2043	1,039,463	1,093,316
Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	168,401	147,763
		19,771,866
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–28.75%
6.50%, 07/01/2028 to 04/01/2034	$162,888	$168,746
6.00%, 03/01/2029 to 10/01/2029	62,927	64,239
2.50%, 02/01/2031 to 04/01/2052	36,109,072	31,005,271
8.50%, 03/01/2031 to 08/01/2031	33,522	35,073
7.00%, 10/01/2031 to 10/01/2037	73,035	76,819
7.50%, 01/01/2032 to 08/01/2037	1,811,643	1,885,534
3.00%, 02/01/2032 to 05/01/2050	22,632,515	20,576,240
8.00%, 08/01/2032	23,192	24,228
5.50%, 12/01/2036 to 05/01/2053	23,685,509	24,114,169
5.00%, 01/01/2037 to 07/01/2052	6,770,898	6,735,276
4.50%, 05/01/2038 to 07/01/2052	12,925,250	12,654,359
5.35%, 07/01/2038 to 10/17/2038	729,201	738,653
5.45%, 11/25/2038	756,865	769,474
5.80%, 01/20/2039	293,314	295,508
4.00%, 06/01/2042 to 07/01/2049	12,743,542	12,267,398
3.50%, 09/01/2045 to 05/01/2050	13,462,223	12,577,971
2.00%, 05/01/2051 to 01/01/2052	21,280,065	17,386,032
ARM, 5.84% (1 yr. U.S. Treasury Yield Curve Rate + 2.16%), 11/01/2048(e)	2,757,789	2,875,735
		144,250,725
Federal National Mortgage Association (FNMA)–41.12%
6.50%, 01/01/2027 to 11/01/2038	764,928	796,097
7.50%, 02/01/2027 to 08/01/2037	585,718	601,487
5.00%, 06/01/2027 to 01/01/2053	6,898,773	6,877,375
5.50%, 12/01/2027 to 04/01/2038	1,677,573	1,709,999
6.00%, 05/01/2028 to 11/01/2055	13,521,847	13,958,124
3.00%, 02/01/2029 to 01/01/2052	37,222,280	33,927,582
7.00%, 04/01/2029 to 01/01/2036	534,581	561,657
5.63%, 08/01/2032	29,401	29,365
8.50%, 10/01/2032	63,927	66,340
8.00%, 04/01/2033	62,059	64,802
3.50%, 11/01/2034 to 05/01/2050	30,223,556	28,686,623
2.00%, 09/01/2035 to 03/01/2052	65,968,153	55,506,141
5.45%, 01/01/2038	205,437	207,126
4.50%, 01/01/2040 to 07/01/2044	2,672,959	2,646,783
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
4.00%, 02/01/2042 to 03/01/2050	$26,187,636	$25,182,811
2.50%, 10/01/2050 to 02/01/2052	39,003,533	33,410,055
ARM, 6.12% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(e)	2,013,071	2,094,580
		206,326,947
Government National Mortgage Association (GNMA)–22.85%
7.00%, 12/15/2027 to 01/20/2030	49,106	49,784
6.50%, 03/15/2028 to 10/15/2028	4,753	4,897
6.00%, 06/15/2028 to 04/20/2029	19,495	19,972
7.50%, 06/15/2028 to 08/15/2028	22,622	22,912
5.50%, 05/15/2033 to 10/15/2034	146,660	148,844
6.88%, 11/20/2033(a)	230,277	236,897
5.00%, 11/20/2037	189,809	188,489
5.87%, 01/20/2039(a)	416,908	428,714
4.53%, 07/20/2041(a)	581,304	583,005
5.44%, 09/20/2041	350,770	355,469
4.23% (1 mo. Term SOFR + 0.56%), 07/20/2044(e)	292,561	296,764
3.50%, 05/20/2046 to 06/20/2050	7,962,256	7,371,252
4.00%, 02/20/2048 to 03/20/2050	2,960,055	2,780,863
3.00%, 02/20/2050 to 06/20/2052	3,453,439	3,084,812
2.50%, 04/20/2051	1,550,864	1,310,782
IO, 2.86% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(b)(e)	505,714	30,508
4.50%, 09/16/2047(b)	498,176	88,832
2.41% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(b)(e)	488,791	57,468
TBA, 2.00%, 04/01/2056(f)	23,444,000	19,372,437
2.50%, 04/01/2056(f)	20,125,000	17,316,934
3.00%, 04/01/2056(f)	11,830,813	10,563,804
4.50%, 04/01/2056(f)	4,300,000	4,154,719
5.00%, 04/01/2056(f)	16,067,000	15,914,954
5.50%, 04/01/2056(f)	15,162,000	15,260,932
6.00%, 04/01/2056(f)	9,322,000	9,480,124
Series 2020-137, Class A, 1.50%, 04/16/2062	7,361,697	5,528,707
		114,652,875
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–10.56%
TBA, 4.00%, 04/01/2041(f)	$776,000	$757,972
4.50%, 04/01/2041(f)	11,060,000	10,982,064
5.00%, 04/01/2041 to 04/01/2056(f)	9,054,766	9,013,969
2.00%, 04/01/2056(f)	6,400,000	5,156,500
5.50%, 04/01/2056(f)	2,735,000	2,748,025
6.00%, 04/01/2056(f)	15,740,000	16,046,682
6.50%, 04/01/2056(f)	8,000,000	8,277,280
		52,982,492
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $586,575,779)		537,984,905

Asset-Backed Securities–8.70%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(a)	113,739	101,059
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.61%, 03/25/2045(a)(g)	845,353	788,395
Banc of America Funding Trust, Series 2006-A, Class 1A1, 5.49%, 02/20/2036(a)	125,007	120,211
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	3,200,000	3,136,568
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.16%, 03/25/2035(a)	471,709	435,633
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(d)	10,702,254	89,823
BRAVO Residential Funding Trust, Series 2026-NQM1, Class A3, 5.21%, 12/25/2065(g)	763,102	757,392
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 0.87%, 11/13/2050(d)	5,342,094	51,542
Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(a)(g)	1,060,024	979,910
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(g)	753,252	698,852
Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 3.93%, 12/25/2035(a)	9,493	8,358
Series 2007-A2, Class 2A1, 6.15%, 06/25/2035(a)	112,274	113,170
Series 2007-A2, Class 2A4, 6.15%, 06/25/2035(a)	103,718	104,115
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.97%, 10/12/2050(d)	15,199,138	171,101
Citigroup Mortgage Loan Trust,
Series 2004-UST1, Class A4, 6.53%, 08/25/2034(a)	20,063	19,141
Series 2005-11, Class A2A, 6.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	316,680	324,214
Series 2006-AR2, Class 1A2, 2.56%, 03/25/2036(a)	5,248	5,179
Principal Amount		Value

Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(g)	$402,827	$391,223
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 4.33% (1 mo. Term SOFR + 0.65%), 02/25/2035(e)	63,361	61,802
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.55%, 08/25/2043(a)(g)	639,532	626,586
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(a)(g)	248,848	231,497
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 5.74%, 06/25/2034(a)	126,908	124,366
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.50%, 06/27/2037(a)(g)	1,082,681	966,029
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(a)(g)	192,531	175,555
GCAT Trust, Series 2025-INV2, Class A1, 6.00%, 05/25/2055(a)(g)	2,631,673	2,661,649
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, 5.21% (30 Day Average SOFR + 1.55%), 10/25/2055(e)(g)	1,636,188	1,639,371
Series 2025-HE2, Class M1, 5.56% (30 Day Average SOFR + 1.90%), 12/25/2065(e)(g)	1,350,000	1,355,293
Series 2026-CES1, Class A1, 4.90%, 05/25/2056(g)	1,328,030	1,317,411
GSAA Home Equity Trust, Series 2007-7, Class A4, 4.33% (1 mo. Term SOFR + 0.65%), 07/25/2037(e)	4,250	4,176
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6, 1.46%, 12/25/2034(a)	121,077	114,397
Series 2005-AR4, Class 6A1, 4.99%, 07/25/2035(a)	38,884	37,492
JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 5.29%, 02/25/2035(a)	169,692	164,323
Series 2014-1, Class 1A17, 0.79%, 01/25/2044(a)(g)	489,892	468,887
Series 2017-5, Class A1, 4.70%, 10/26/2048(a)(g)	73,205	72,892
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(a)(g)	101,676	92,291
JP Morgan Trust, Series 2015-3, Class A3, 3.50%, 05/25/2045(a)(g)	453,464	426,072
Luminent Mortgage Trust, Series 2006-1, Class A1, 4.51% (1 mo. Term SOFR + 0.83%), 04/25/2036(e)	23,016	20,737
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 6.24%, 04/21/2034(a)	60,764	60,690
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(a)	$80,912	$77,267
Series 2005-A, Class A1, 4.25% (1 mo. Term SOFR + 0.57%), 03/25/2030(e)	148,692	146,875
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(d)	5,275,984	59,153
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC1, Class A3, 5.97%, 03/25/2070(g)	2,547,034	2,562,575
Series 2026-1, Class A3, 5.50%, 04/25/2056(a)(g)	9,600,000	9,604,981
OBX Trust, Series 2026-R1, Class A3, 5.29%, 01/25/2063(g)	4,767,151	4,726,886
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	21,528	17,262
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(a)(g)	276,455	265,816
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 4.09% (1 mo. Term SOFR + 0.41%), 09/25/2034(e)	171,858	162,088
Series 2004-20, Class 3A1, 3.86%, 01/25/2035(a)	17,531	17,440
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.09%, 11/15/2050(d)	7,067,227	77,881
Vendee Mortgage Trust,
Series 1999-3, Class IO, 0.00%, 10/15/2029(a)(c)	1,444,855	15
Series 2001-3, Class IO, 0.00%, 10/15/2031(a)(c)	1,045,002	10
Series 2002-2, Class IO, 0.00%, 01/15/2032(a)(c)	2,928,007	31
Series 2002-3, Class IO, 0.09%, 08/15/2032(a)	3,231,290	3,524
Series 2003-1, Class IO, 0.00%, 11/15/2032(a)(c)	5,496,959	19
Verus Securitization Trust, Series 2023-INV3, Class A3, 7.73%, 11/25/2068(a)(g)	4,167,516	4,210,975
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.66%, 10/25/2033(a)	77,829	75,530
Series 2007-HY2, Class 2A1, 4.61%, 11/25/2036(a)	19,268	18,310
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.82%, 12/15/2050(d)	7,495,487	87,194
Zaxby’s Funding LLC, Series 2021- 1A, Class A2, 3.24%, 07/30/2051(g)	2,769,500	2,630,582
Total Asset-Backed Securities (Cost $45,851,019)		43,661,816
Certificates of Deposit–6.18%
Diversified Banks–6.18%
Bank of Nova Scotia (Canada), 3.98% (SOFR + 0.33%), 07/22/2026(e)	3,000,000	3,001,200
BNP Paribas S.A. (France), 3.96% (SOFR + 0.31%), 02/05/2027(e)	8,000,000	7,997,764
Principal Amount		Value
Diversified Banks–(continued)
Credit Agricole Corporate and Investment Bank (France), 3.99% (SOFR + 0.34%), 08/28/2026(e)	$6,000,000	$6,004,038
Standard Chartered Bank (United Kingdom), 3.98% (SOFR + 0.33%), 07/24/2026(e)	7,000,000	7,001,526
Swedbank AB/New York (Sweden), 3.95% (SOFR + 0.30%), 10/16/2026(e)	7,000,000	7,000,260
Total Certificates of Deposit (Cost $30,999,610)		31,004,788
Commercial Paper–3.91%(h)
Diversified Banks–2.99%
Australia & New Zealand Banking Group Ltd. (Australia), 3.95% (SOFR + 0.30%), 09/25/2026(e)(g)	6,000,000	6,000,160
HSBC Bank PLC (United Kingdom), 3.99% (SOFR + 0.34%), 10/14/2026(e)(g)	2,000,000	2,000,534
Lloyds Bank PLC (United Kingdom), 3.95% (SOFR + 0.30%), 10/14/2026(e)(g)	7,000,000	7,001,767
		15,002,461
Multi-Utilities–0.92%
Brookfield Infrastructure Holdings Canada, Inc. (Canada),
4.01%, 04/22/2026	600,000	598,467
4.01%, 04/22/2026	4,000,000	3,989,778
		4,588,245
Total Commercial Paper (Cost $19,589,320)		19,590,706

Agency Credit Risk Transfer Notes–1.14%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M2, 7.01% (30 Day Average SOFR + 3.35%), 01/25/2043 (Cost $5,567,344)(e)(g)	5,550,000	5,737,857
U.S. Treasury Securities–0.68%
U.S. Treasury Bills–0.68%
3.51% - 4.12%, 05/14/2026(h)(i)	3,358,000	3,343,432
3.68% - 3.69%, 09/17/2026(h)(i)	72,000	70,786
Total U.S. Treasury Securities (Cost $3,414,000)		3,414,218
Shares
Money Market Funds–0.67%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(j)(k) (Cost $3,341,288)	3,341,288	3,341,288
TOTAL INVESTMENTS IN SECURITIES–128.50% (Cost $695,338,360)		644,735,578
OTHER ASSETS LESS LIABILITIES—(28.50)%		(142,982,695)
NET ASSETS–100.00%		$501,752,883

See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Securities Sold Short
Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities Short–(4.36)%
Uniform Mortgage-Backed Securities–(4.36)%
TBA, 2.50%, 04/01/2041(f)	$(10,666,000)	$(10,078,877)
TBA, 2.00%, 04/01/2056(f)	(6,400,000)	(5,156,500)
TBA, 2.00%, 05/01/2056(f)	(6,400,000)	(5,153,750)
TBA, 2.50%, 04/01/2056(f)	(1,783,000)	(1,499,392)
Total Securities Sold Short (Proceeds $(22,053,019))	(21,888,519)
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2026.

(b)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(c)	Zero coupon bond issued at a discount.
(d)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
March 31, 2026.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2026.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2026 was $58,391,438, which represented 11.64% of the Fund’s Net Assets.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,385,434	$31,012,139	$(40,056,285)	$-	$-	$3,341,288	$48,510

(k)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	57	June-2026	$6,166,242	$(56,129)	$(56,129)
U.S. Treasury Long Bonds	19	June-2026	2,163,625	(48,716)	(48,716)
Subtotal—Long Futures Contracts				(104,845)	(104,845)
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	73	June-2026	$(15,143,508)	$13,884	$13,884
U.S. Treasury 10 Year Notes	10	June-2026	(1,110,469)	17,640	17,640
U.S. Treasury 10 Year Ultra Notes	14	June-2026	(1,589,219)	(3,020)	(3,020)
U.S. Treasury Ultra Bonds	29	June-2026	(3,380,312)	111,650	111,650
Subtotal—Short Futures Contracts				140,154	140,154
Total Futures Contracts				$35,309	$35,309

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Receive	SOFR	Annually	(3.57)%	Annually	01/30/2031	USD	11,111,000	$—	$18,788	$18,788

SOFR	–Secured Overnight Financing Rate
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$537,984,905	$—	$537,984,905
Asset-Backed Securities	—	43,661,816	—	43,661,816
Certificates of Deposit	—	31,004,788	—	31,004,788
Commercial Paper	—	19,590,706	—	19,590,706
Agency Credit Risk Transfer Notes	—	5,737,857	—	5,737,857
U.S. Treasury Securities	—	3,414,218	—	3,414,218
Money Market Funds	3,341,288	—	—	3,341,288
Total Investments in Securities	3,341,288	641,394,290	—	644,735,578
Other Investments - Assets*
Futures Contracts	143,174	—	—	143,174
Swap Agreements	—	18,788	—	18,788
	143,174	18,788	—	161,962
Other Investments - Liabilities*
Securities Sold Short	—	(21,888,519)	—	(21,888,519)
Futures Contracts	(107,865)	—	—	(107,865)
	(107,865)	(21,888,519)	—	(21,996,384)
Total Other Investments	35,309	(21,869,731)	—	(21,834,422)
Total Investments	$3,376,597	$619,524,559	$—	$622,901,156

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Securities sold short are shown at value.
Invesco Quality Income Fund